Foreign currency assets and liabilities (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of foreign currency assets and liabilities

Book amounts of foreign currency assets and liabilities are as follows:

Item (3) / Currency	Amount of foreign currency (2)	Prevailing exchange rate (1)	Total as of 06.30.21	Total as of 06.30.20
Assets
Trade and other receivables
US Dollar	96.53	95.52	9,221	6,935
Euros	0.21	113.10	24	1,322
Trade and other receivables related parties
US Dollar	0.06	95.72	6	449
Total Trade and other receivables			9,251	8,706
Investment in financial assets
US Dollar	9.53	95.52	910	5,813
New Israel Shekel	20.78	29.36	610	-
Pounds	0.76	131.88	100	117
Total Investment in financial assets			1,620	5,930
Derivative financial instruments
US Dollar	4.39	95.52	419	123
Total Derivative financial instruments			419	123
Cash and cash equivalents
US Dollar	65.43	95.52	6,250	23,344
Euros	0.01	113.10	1	2,327
Total Cash and cash equivalents			6,251	25,671
Total Assets			17,541	40,430

Liabilities
Trade and other payables
US Dollar	57.47	95.72	5,501	22,060
Euros	0.28	113.57	32	458
Uruguayan pesos	0.50	1.99	1	-
Total Trade and other payables			5,534	22,518
Borrowings
US Dollar	909.16	95.72	87,025	138,468
Borrowings with related parties
US Dollar	0.75	95.72	72	-
Total Borrowings			87,097	138,468
Derivative financial instruments
US Dollar	1.06	95.72	101	433
Total Derivative financial instruments			101	433
Total Liabilities			92,732	161,419